Net Loss Per Share (Tables)	12 Months Ended
Oct. 31, 2023
Earnings Per Share [Abstract]
Summary of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of the Company’s basic and diluted net loss per share for the periods presented, retrospectively restated to reflect the exchange of shares upon the close of the Reverse Recapitalization:

	Year Ended October 31,
	2023	2022
Numerator:
Net loss	$99,917	$24,462
Deemed dividend attributable to redeemable convertible preferred shareholders	4,822	4,562

Net loss attributable to common shareholders, basic and diluted	$104,739	$29,024

Denominator:
Weighted-average number of common shares used in net loss per share, basic and diluted	692,609	655,153

Net loss per common share, basic and diluted	$151.22	$44.30

Summary of Shares Excluded from Computation of Diluted Net Loss Per Share
The Company excluded the following shares from the computation of diluted net loss per share attributable to common shareholders during the year ended October 31, 2023, and 2022 because including them would have had an anti-dilutive effect:

	Year Ended October 31,
	2023	2022
Redeemable convertible preferred shares	—	5,983,339
Warrants to purchase redeemable convertible preferred shares	—	3,194,756
Warrants to purchase common shares	10,411,641	—
Options to purchase common shares	2,706,941	1,575,785

Total	13,118,582	10,753,880